Note 8 - Intangible Assets (Details) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Disclosure Text Block [Abstract]
Finite-Lived Intangible Assets, Net	$ 115,126,000	$ 94,649,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	21,700,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	20,300,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	15,500,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	13,300,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	12,700,000
Finite Lived Intangible Assets Amortization Expense Year Six	9,800,000
Finite Lived Intangible Assets Amortization Expense After Year Six	$ 21,800,000